Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2022
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid
Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2022	2021	2020	2022	2021	2020
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	5.62	4.05	1.46	397	286	103
– second interim	8.73	15.01	—	616	1,060	—
	14.35	19.06	1.46	1,013	1,346	103